Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2020
Prospectus

The following information replaces similar information for IT Services Portfolio found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Zachary Turner (co-manager) has managed the fund since April 2019.

Becky Baker (co-manager) has managed the fund since July 2020.

It is expected that Ms. Baker will assume sole portfolio manager responsibilities for the fund after a transition period and Mr. Turner will no longer manage the fund at that time.

The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Nidhi Gupta (co-manager) has managed the fund since July 2018.

Brian Lempel (co-manager) has managed the fund since July 2020.

It is expected that Ms. Gupta will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Lempel will assume sole portfolio manager responsibilities for the fund.

The following information replaces the biographical information for IT Services Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Becky Baker is co-manager of IT Services Portfolio, which she has managed since July 2020. She also manages other funds. Since joining Fidelity Investments in 2013, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.

Zachary Turner is co-manager of IT Services Portfolio, which he has managed since April 2019. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Turner has worked as a research analyst and portfolio manager.

It is expected that Ms. Baker will assume sole portfolio manager responsibilities for the fund after a transition period and Mr. Turner will no longer manage the fund at that time.

The following information replaces the biographical information for Technology Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Nidhi Gupta is co-manager of Technology Portfolio, which she has managed since July 2018. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.

Brian Lempel is co-manager of Technology Portfolio, which he has managed since July 2020. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

It is expected that Ms. Gupta will transition off of the fund effective on or about December 31, 2020. At that time, Mr. Lempel will assume sole portfolio manager responsibilities for the fund.

SELTEC-20-02 1.918659.129	July 20, 2020